Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Cash Flows [Abstract]
Unrealized gain (loss) in value of securities available-for-sale, net of taxes	$ 1,058	$ 2,612	$ 1,782